RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Related Party
Related Party Transaction [Line Items]
Professional and contract services, renewal term (in years)									1 year
Related Party | Mr. Murray
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	10,000
Common stock, price per share (in us dollars per share)	$ 0.001
Related Party | Mr. Hancock
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	10,000
Common stock, price per share (in us dollars per share)	$ 0.001
Annual Cash Consulting Fee
Related Party Transaction [Line Items]
Related party transaction				$ 4,000
Annual Cash Consulting Fee | Related Party
Related Party Transaction [Line Items]
Related party transaction						$ 4,000
Consulting And Strategic Advisory Services
Related Party Transaction [Line Items]
Related party transaction		$ 0	$ 1,000	0	$ 2,000
Consulting And Strategic Advisory Services | Subsidiary of Helios Consulting
Related Party Transaction [Line Items]
Related party transaction		$ 0	$ 38	$ 0	$ 75
Consulting And Strategic Advisory Services | Related Party
Related Party Transaction [Line Items]
Related party transaction							$ 4,000	$ 2,333
Consulting And Strategic Advisory Services | Related Party | Subsidiary of Helios Consulting
Related Party Transaction [Line Items]
Related party transaction						$ 150	$ 150	$ 150